Vanguard Short-Term Inflation-Protected Securities Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77